11. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the consolidated balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Nasdaq Compliance

On January 15, 2021, the Company received notice from the Nasdaq that a Nasdaq Hearings Panel (“Panel”) had granted the Company’s request to continue its listing on Nasdaq through May 24, 2021 (“Extended Date”).

On January 4, 2021, the Company received a notice from the Staff stating that the Company’s failure to hold an annual stockholder meeting for the fiscal year ended December 31, 2019 by December 31, 2020, as required by Nasdaq Listing Rule 5820, could serve as an additional basis for delisting the Company’s securities from Nasdaq. The Company requested a hearing before the Panel to appeal the Staff’s determination with respect to both notices and the hearing was held on January 14, 2021. The Panel’s decision is subject to certain conditions, including that the Company will have completed its proposed business combination (the “Business Combination”) with NeuroRx on or before the Extended Date and that the combined company will have demonstrated compliance with all requirements for initial listing on Nasdaq. While the Company expects to complete the Business Combination by the Extended Date, the Company cannot assure you that it will be able to do so.

Subscription Agreement

On March 12, 2021, the Company entered into subscription agreements (“Subscription Agreements”) with certain qualified institutional buyers and institutional accredited investors (collectively, the “PIPE Investors”), pursuant to which the Company will, substantially concurrently with, and contingent upon, the consummation of the Merger, issue an aggregate of 1,000,000 shares of the Company Common Stock, par value $0.001 per share, to the PIPE Investors at a price of $10.00 per share, for aggregate gross proceeds to the Company of $10,000,000 (the “PIPE”). The closing of the PIPE is conditioned upon, among other things, (i) the substantially concurrent consummation of the Merger, (ii) the accuracy of all representations and warranties of the Company and the PIPE Investors in the Subscription Agreements, and the performance of all covenants of the Company and the PIPE Investors under the Subscription Agreements, (iii) the shares of the Company Common Stock shall have been approved for listing on the Nasdaq Capital Market, subject to official notice of issuance, and (iv) the Merger Agreement shall not have been terminated or rescinded, and no amendment, waiver or modification shall have occurred thereunder that would materially adversely affect the economic benefits that the PIPE Investor would reasonably expect to receive under the Subscription Agreement without having received the PIPE Investor’s prior written consent (not to be unreasonably withheld, conditioned, or delayed).

Amendment to the Merger Agreement

On March 19, 2021, the Company entered into a second amendment (“Amendment”) to the Merger Agreement with NeuroRx and Merger Sub. The Amendment extends the outside date by which the parties must consummate the Merger from April 23, 2021 to May 24, 2021.

Legal Proceedings

In connection with the proposed Merger with NeuroRx, a purported stockholder of the Company has filed a lawsuit and other purported stockholders have threatened to file lawsuits alleging breaches of fiduciary duty and violations of the disclosure requirements of the Exchange Act. The Company intends to defend the matters vigorously. These matters are in the early stages and the Company is currently unable to reasonably determine the outcome or estimate any potential losses, and, as such, has not recorded a loss contingency.